STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Nov. 16, 2022	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	Dec. 02, 2021	May 28, 2021	Jan. 29, 2021	Sep. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.03	$ 0.01	$ 0.03
Dividends									$ (30,582)	$ (24,699)	$ (11,875)